Debt, Prior Loan Agreement (FY) (Details) $ in Thousands					12 Months Ended
	Aug. 04, 2016 USD ($)	Jan. 01, 2016 Installment	Jun. 26, 2015 USD ($)	Feb. 18, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 5,000
Repayment of outstanding debt					0	$ (8,000)
Loss on early retirement of long-term debt					0	(500)
Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 10,000
Annual interest rate				7.00%
Proceeds from term loan used for general corporate and working capital			$ 2,000	$ 6,000
Consecutive equal monthly installments | Installment		24
Repayment of outstanding debt	$ (5,500)
Loss on early retirement of long-term debt	$ (500)
Total borrowings outstanding					$ 0	$ 0